Expense Example - Carillon Reams Unconstrained Bond Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 454
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,629
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	2,174
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	1,017
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	909
Expense Example, with Redemption, 10 Years	2,064
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,498
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	909
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	$ 1,366